CONVERTIBLE NOTES	9 Months Ended
Sep. 30, 2023
Convertible Notes
CONVERTIBLE NOTES

NOTE 7 – CONVERTIBLE NOTES

As of September 30, 2023 and December 31, 2022, the outstanding principal balance of convertible notes was $460,000 and $488,400, respectively.

On April 11, 2022, the Company entered into a securities purchase agreement, dated as of April 6, 2022, (the “Talos Purchase Agreement”) with Talos Victory Fund, LLC, a Delaware limited liability company (“Talos”), pursuant to which the Company issued to Talos a promissory note in the principal amount of $165,000 (the “Talos Note”). The Company received $148,500 gross proceeds from Talos due to the original issue discount on the Talos Note. In connection with the execution and delivery of the Talos Purchase Agreement and the issuance of the Talos Note, the Company issued to Talos 500,000 commitment shares and a warrant to purchase an additional 1,650,000 shares of common stock of the Company at an exercise price of $0.10.

On April 13, 2022, the Company entered into a securities purchase agreement, dated as of April 11, 2022, (the “Blue Lake Purchase Agreement”) with Blue Lake Partners, LLC, a Delaware limited liability company (“Blue Lake”), pursuant to which the Company issued to Blue Lake a promissory note in the principal amount of $165,000 (the “Blue Lake Note”). The Company received $148,500 gross proceeds from Blue Lake due to the original issue discount on the Blue Lake Note. In connection with the execution and delivery of the Blue Lake Purchase Agreement and the issuance of the Blue Lake Note, the Company issued to Blue Lake 500,000 commitment shares and a warrant to purchase an additional 1,650,000 shares of common stock of the Company at an exercise price of $0.10.

On May 13, 2022, the Company entered into a securities purchase agreement, dated as of May 11, 2022, (the “Fourth Man Purchase Agreement”) with Fourth Man, LLC (“Fourth Man”), pursuant to which the Company issued to Fourth Man a promissory note in the principal amount of $150,000 (the “Fourth Man Note”). The Company received $135,000 gross proceeds from Fourth Man due to the original issue discount on the Fourth Man Note. In connection with the execution and delivery of the Fourth Man Purchase Agreement and the issuance of the Fourth Man Note, the Company issued to Fourth Man, 607,000 commitment shares and a warrant to purchase an additional 1,500,000 shares of common stock of the Company.

Each of the notes bear interest at 12% and has a fixed price conversion to common stock at $0.025 per share.

Using the Black Scholes model, the Company recording a financing expense of $97,453 for the total of 4,800,000 warrants issued on the Talos Note, Blue Lake Note and the Fourth Man Note.

During the three months ended September 30, 2022, the Company granted an underwriter 162,000 warrants exercisable for five years at an exercise price of $0.11, and 56,250 warrants exercisable for five 5 years at $0.12 per share. Using the Black Scholes model, the Company recording a financing expense of $3,214 for these warrants.

As a result of the above transactions, the Company has recorded $100,167 in total financing fees in 2022 on these warrants issued to the noteholders and the underwriter.

As of June 30, 2022 the Talos Note, Blue Lake Note and the Fourth Man Note had converted their convertible notes to equity and no balance or accrued interest was due to these lenders.

On July 26, 2022 the Company entered into a $70,000 convertible note agreement at 9% interest with a maturity date of July 26, 2023 with 1800 Diagonal Lending LLC (“Diagonal”). Under the terms of the note agreement Diagonal had the right to convert its note at a discount of 35% to the Company’s lowest trading price in the 10 days prior to conversion.

On January 23, 2023 the Company paid off this $70,000 convertible note along with accrued interest of $3,863 and a $20,000 prepayment penalty for a total payment of $93,863. On February 13, 2023 the Company entered into a new $70,000 note with a 180 maturity on the same terms as the previous $70,000 note.

On May 24, 2022, the Company, entered into a Securities Purchase Agreement (the “JSC Purchase Agreement”) with Jefferson Street Capital LLC, a New Jersey limited liability company (“JSC”), pursuant to which the Company issued to JSC a promissory note in the principal amount of $110,000.00 (the “JSC Note”). The Company received $100,000.00 gross proceeds from JSC due to the original issue discount on the Note. In connection with the execution and delivery of the Purchase Agreement and the issuance of the Note, the Company issued to JSC 500,000 commitment shares (the “JSC Commitment Shares”) and a warrant to purchase an additional 1,000,000 shares of common stock of the Company (the “JSC Warrant”).

The JSC Note bears interest at a rate of 10% per annum and is due and payable no later than February 9, 2024. Although the Company has the right to prepay the JSC Note without penalty, the annual interest is due if the JSC Note is paid in full by the Company prior to maturity. Upon default of the Note, the interest increases to 15%.

The JSC Note is convertible at a fixed conversion price of $0.01 (the “JSC Conversion Price”), subject to standard adjustments. If the Company issues securities for less than the JSC Conversion Price, the JSC Conversion Price shall be reduced to such an amount.

The JSC Warrant provides for the purchase of up to 1,000,000 shares of the Company’s common stock (the “JSC Warrant Shares”) at an exercise price of $0.10 per share. The JSC Warrant is exercisable on the earlier of 180 days from the date it was issued or when a registration statement covering the JSC Warrant Shares is declared effective. The JSC Warrant may be exercised on a cashless basis unless a registration statement covering the JSC Warrant Shares has been declared effective at the time of exercise. The number of the JSC Warrant Shares is subject to customary adjustments.

On June 6, 2023, but effective on June 12, 2023, the Company, entered into a Securities Purchase Agreement (the “Firstfire Purchase Agreement”) with Firstfire Global Opportunity Fund, LLC, a Delaware limited liability company (“Firstfire”), pursuant to which the Company issued to Firstfire a promissory note in the principal amount of $110,000.00 (the “Firstfire Note”). The Company received $100,000 gross proceeds from Firstfire due to the original issue discount on the Note. In connection with the execution and delivery of the Firstfire Purchase Agreement and the issuance of the Firstfire Note, the Company issued to Firstfire 500,000 commitment shares (the “Firstfire Commitment Shares”) and a warrant (the “Firstfire Warrant”; and together with the Firstfire Purchase Agreement and the Firstfire Note, the “Firstfire Transaction Documents”) to purchase an additional 1,000,000 shares of common stock of the Company.

The Firstfire Note bears interest at a rate of 10% per annum and is due and payable on June 5, 2024. Although the Company has the right to prepay the Firstfire Note without penalty, the annual interest is due if the Firstfire Note is paid in full by the Company prior to maturity. Upon default of the Firstfire Note, the interest increases to the lesser of 18% per annum or the maximum amount permitted by law.

The Firstfire Note is convertible at the option of Firstfire, at any time at a fixed conversion price of $0.01 (the “Firstfire Conversion Price”), subject to standard adjustments. If the Company issues securities for less than the Firstfire Conversion Price, the Firstfire Conversion Price shall be reduced to such an amount.

The Firstfire Warrant issued to Firstfire provides for the purchase of up to 1,000,000 shares of the Company’s common stock (the “Firstfire Warrant Shares”) at an exercise price of $0.10 per share. The Firstfire Warrant is exercisable commencing on the date of issuance and ending on the five-year anniversary of the date of issuance. The Firstfire Warrant may be exercised on a cashless basis, and the number of Firstfire Warrant Shares is subject to customary adjustments.

The Company’s sales of shares of common stock to Firstfire under the Firstfire Transaction Documents are limited to no more than the number of shares that would result in the beneficial ownership Firstfire and its affiliates, at any single point in time, of more than 4.99% of the then outstanding shares of the Common Stock. The Company and Firstfire made certain representations and warranties to each other that are customary for transactions similar to this one, subject to specified exceptions and qualifications.

On June 16, 2023 the Company paid off its $70,000 Diagonal Note along with $20,067 in accrued interest and fees.

On June 21, 2023, the Company entered into an amendment (the “Amendment”) to the JSC Warrant with JSC, pursuant to which the parties provided that any stock issuances to MacRab LLC, officers, directors, vendors, and suppliers of the Company in satisfaction of amounts owed to such parties, would not result in an adjustment to the exercise price. In consideration for the Amendment, the Company issued 3,000,000 shares of Common Stock to JSC.